Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (3,621.5)	$ (3,636.5)
Financial liabilities	885.9	785.0
Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	23.9	43.7
Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	3.5	4.4
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	3.0	4.4
Fair value through profit or loss | Gold Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.5	0.0
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(2.6)
Financial liabilities		4.3
Fair value through OCI | Fuel Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		0.1
Fair value through OCI | Trading securities [member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (23.9)	$ (43.7)